Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–161.72%(a)
Alabama–3.67%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$225	$197,730
Black Belt Energy Gas District (The); Series 2023 B, RB(b)	5.25%	12/01/2030	1,420	1,503,917
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	990	1,048,165
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,503,463)(c)(d)	5.50%	01/01/2043	1,725	948,750
Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	3,500	3,587,981
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	3,745	3,818,712
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2021 B, RB(b)	4.00%	12/01/2031	1,495	1,462,693
Series 2024 A, RB	5.00%	11/01/2035	1,715	1,770,339
Series 2025 A, RB(b)	5.00%	06/01/2035	1,130	1,140,322
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	1,405	1,482,599
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(e)	5.25%	05/01/2044	825	812,824
University of South Alabama; Series 2024 A, Ref. RB (INS - BAM)(f)	5.25%	04/01/2054	2,290	2,356,355
				20,130,387
Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	420	349,937
Arizona–2.71%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	75	70,627
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2019 A, RB(e)	5.00%	07/01/2039	1,195	1,144,501
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(e)	5.00%	07/01/2049	500	446,197
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada - Bonanza Campus); Series 2020 A, RB(e)	5.00%	12/15/2050	820	748,445
City of Mesa AZ Utility System Revenue; Series 2025, RB (INS-BAM)(f)(g)	5.00%	07/01/2046	3,010	3,088,534
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,150	1,030,708
Series 2017, Ref. RB	5.00%	11/15/2045	890	633,730
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(e)	5.00%	07/01/2049	225	208,794
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2019, Ref. RB(e)	5.00%	06/15/2052	360	317,394
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(e)	5.25%	07/01/2048	1,190	1,096,864
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(g)	5.00%	01/01/2048	3,300	3,393,763
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	2,575	2,665,376
				14,844,933
Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	610	595,209
California–12.45%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2028	800	727,495
California (State of);
Series 2020, GO Bonds (INS - BAM)(f)	3.00%	11/01/2050	1,680	1,254,689
Series 2023, GO Bonds(g)	5.25%	09/01/2053	3,300	3,480,279
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(b)	5.00%	04/01/2032	1,445	1,517,136
California (State of) County Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	275	262,359
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(h)	0.00%	06/01/2055	11,000	1,054,982
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	$15	$14,571
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	1,670	303,940
California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	4,185	3,466,489
California (State of) Housing Finance Agency (Social Certificates);
Series 2021-2A, Revenue Ctfs. (CEP - FHLMC)	3.75%	03/25/2035	3,988	3,938,916
Series 2023-1, RB	4.38%	09/20/2036	826	818,545
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds); Series 2019, RB	5.00%	08/01/2049	1,940	1,962,554
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(e)	5.00%	06/01/2048	165	154,283
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,340	1,366,508
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(i)	5.00%	12/31/2036	1,675	1,685,258
Series 2018 A, RB(i)	5.00%	12/31/2047	2,010	1,921,782
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(e)	5.00%	08/01/2039	250	207,807
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(e)(i)	5.00%	07/01/2027	545	545,384
Series 2012, RB(e)(i)	5.00%	07/01/2030	220	220,120
Series 2012, RB(e)(i)	5.00%	07/01/2037	2,280	2,279,837
Series 2012, RB(e)(i)	5.00%	11/21/2045	2,675	2,533,520
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(e)	5.25%	12/01/2056	1,005	975,868
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 E, RB(b)	5.00%	09/01/2032	1,030	1,082,051
Series 2024, RB(b)	5.00%	10/01/2032	1,240	1,292,157
California State University; Series 2019 A, RB(g)	5.00%	11/01/2049	2,120	2,147,088
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(e)	3.13%	08/01/2056	840	601,578
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	365	364,982
Desert Community College District (Election of 2016); Series 2024, GO Bonds	4.00%	08/01/2051	855	778,212
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(h)	0.00%	06/01/2066	1,535	165,322
Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGI)(f)	5.00%	08/01/2050	1,235	1,260,001
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	585	690,550
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(j)	6.25%	08/01/2043	2,010	1,925,462
Oxnard School District (Election of 2022); Series 2023 A, GO Bonds (INS - BAM)(f)	4.25%	08/01/2053	3,075	2,769,565
Regents of the University of California Medical Center; Series 2022 P, RB(g)(k)	4.00%	05/15/2053	5,435	4,701,486
Sacramento (City of), CA Unified School District; Series 2024 B, GO Bonds (INS - BAM)(f)	4.00%	08/01/2048	1,205	1,084,821
Sacramento (County of), CA; Series 2024, RB	5.25%	07/01/2054	3,000	3,115,725
San Diego (County of), CA Regional Airport Authority;
Series 2021 A, RB	4.00%	07/01/2051	2,065	1,835,904
Series 2021 A, RB	5.00%	07/01/2056	2,010	2,029,488
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(i)	5.00%	05/01/2038	680	691,794
Series 2019 E, RB(i)	5.00%	05/01/2050	2,360	2,320,318
Series 2021 A, Ref. RB(i)	5.00%	05/01/2036	610	633,183
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(h)	0.00%	06/01/2041	3,485	1,242,894
Tender Option Bond Trust Receipts/Certificates;
Series 2025, RB(g)(i)(k)	5.00%	07/01/2048	2,475	2,471,159
Series 2025, RB(g)(k)	5.00%	08/15/2051	4,285	4,371,999
				68,268,061
Colorado–7.42%
Arista Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(f)	4.50%	12/01/2058	2,340	2,119,524
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	840	769,581
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,040	894,304
Bromley Park Metropolitan District No. 2; Series 2023, Ref. GO Bonds (INS - BAM)(f)	5.38%	12/01/2053	610	630,957
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(e)	5.00%	12/01/2047	$1,680	$1,580,829
Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	670	623,353
Series 2022, RB	6.50%	12/01/2053	585	605,810
City & County of Denver CO Airport System Revenue; Series 2025, RB(g)(i)	5.00%	11/15/2047	2,500	2,481,137
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	745	626,207
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,670	1,656,827
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	1,260	1,241,418
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,384,562
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	185	185,294
Series 2007 A, RB	5.30%	07/01/2037	100	100,163
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	920	906,931
Colorado (State of) Southern Ute Indian Tribe of the Southern Ute Reservation; Series 2025 A, GO Bonds(e)	5.00%	04/01/2035	1,285	1,354,734
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	458,375
Denver (City & County of), CO;
Series 2018 A, Ref. RB(i)	5.00%	12/01/2048	5,260	5,166,454
Series 2018 A, Ref. RB(i)	5.25%	12/01/2048	1,735	1,743,176
Series 2018 A-2, RB(h)	0.00%	08/01/2034	1,325	890,976
Series 2022 A, RB(i)	5.00%	11/15/2036	945	988,143
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	460	384,975
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	1,980	1,976,748
Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	758	634,485
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	755	767,868
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	490,007
Penrith Park Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - BAM)(f)	4.75%	12/01/2054	2,240	2,125,061
Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	391,804
Ritoro Metropolitan District;
Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	5.00%	12/01/2040	500	512,735
Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.75%	12/01/2054	1,265	1,194,562
Sky Ranch Community Authority Board; Series 2022 A, RB	5.75%	12/01/2052	500	458,528
Spring Valley Metropolitan District No. 3; Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.63%	12/01/2054	500	454,602
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	539,008
Waterstone Metropolitan District No. 1;
Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	5.25%	12/01/2045	635	644,839
Series 2025 A, Ref. GO Bonds (INS - AGI)(f)	4.75%	12/01/2054	860	810,867
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	500	478,366
Series 2023, GO Bonds	8.00%	12/15/2035	608	611,840
Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	500	387,215
Series 2021 A-2, RB(j)	4.50%	12/01/2041	2,065	1,439,542
				40,711,807
District of Columbia–2.72%
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	660	603,766
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	3,370	2,870,563
Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(i)	5.00%	10/01/2042	2,675	2,646,546
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,424,872
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(g)	5.25%	05/01/2048	4,970	5,155,650
Washington Metropolitan Area Transit Authority Dedicated Revenue; Series 2025, RB(g)(k)	5.25%	07/15/2053	2,185	2,238,266
				14,939,663
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–15.16%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB (Acquired 01/25/2022; Cost $1,075,000)(c)(d)(e)	5.00%	11/15/2061	$1,075	$771,415
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	505	414,153
Broward (County of), FL;
Series 2019 A, RB(i)	4.00%	10/01/2049	770	655,974
Series 2019 A, RB(i)	5.00%	10/01/2049	1,325	1,300,177
Series 2022 A, RB(g)(k)	4.00%	10/01/2047	3,350	3,029,994
Series 2022, RB	5.00%	01/01/2047	1,675	1,722,056
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2051	2,475	2,052,422
Cape Coral (City of), FL; Series 2023, Ref. RB (INS - BAM)(f)	5.60%	03/01/2048	1,215	1,279,784
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $947,089)(c)(d)(e)	7.75%	05/15/2035	970	97
County of Miami-Dade FL Transit System; Series 2025, RB(g)	5.00%	07/01/2052	2,345	2,354,660
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	2,665	2,619,557
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2024, RB	5.25%	12/01/2054	2,000	2,058,346
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2042	1,205	1,191,239
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(b)(e)(i)	12.00%	07/15/2028	750	778,784
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.00%	07/01/2044	2,845	2,786,580
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2047	825	827,554
Series 2024, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2053	1,000	984,025
Series 2024, Ref. RB(i)	5.50%	07/01/2053	800	752,111
Fort Lauderdale (City of), FL; Series 2024, RB(g)	5.50%	09/01/2053	2,520	2,671,640
Fort Lauderdale (City of), FL (Prospect Lake Water Treatment Plant); Series 2023, RB	5.50%	09/01/2053	1,460	1,547,855
Gainesville (City of), FL; Series 2012 B, Ref. VRD RB(l)	1.40%	10/01/2042	2,100	2,100,000
Greater Orlando Aviation Authority;
Series 2017 A, RB(i)	5.00%	10/01/2052	685	669,119
Series 2019 A, RB(i)	4.00%	10/01/2044	2,500	2,235,165
Series 2024, RB(i)	5.25%	10/01/2048	1,715	1,745,113
Hillsborough (County of), FL; Series 2023, GO Bonds	5.00%	07/01/2053	1,585	1,625,025
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(i)	5.00%	10/01/2048	2,475	2,430,976
Hillsborough County Industrial Development Authority; Series 2025, RB(g)	5.50%	11/15/2054	3,430	3,612,743
JEA Water & Sewer System Revenue; Series 2025, RB(g)	5.25%	10/01/2055	1,715	1,778,421
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	705	678,078
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	265,048
Series 2020 A, Ref. RB	5.75%	08/15/2055	1,055	964,582
Lee (County of), FL;
Series 2021 B, RB(i)	5.00%	10/01/2034	1,030	1,075,024
Series 2022, RB	5.25%	08/01/2049	2,495	2,541,106
Miami (City of) & Dade (County of), FL School Board (The); Series 2022 A, GO Bonds (INS - BAM)(f)	5.00%	03/15/2052	1,985	2,002,354
Miami Beach (City of), FL; Series 2017, Ref. RB	5.00%	09/01/2047	1,150	1,158,753
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	934,960
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB(i)	5.00%	10/01/2040	2,275	2,270,932
Series 2021, RB	4.00%	10/01/2048	3,325	2,928,760
Series 2022 A, Ref. RB(i)	5.25%	10/01/2052	1,275	1,266,998
Series 2023 A, Ref. RB(i)	5.00%	10/01/2047	840	814,156
Series 2025 A, RB(i)	5.50%	10/01/2055	465	474,711
Subseries 2021 A-2, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	2,520	2,196,677
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	2,605	2,604,895
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	2,915	2,929,586
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2050	2,000	521,211
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2052	450	103,822
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2053	445	96,991
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2054	385	79,254
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Reunion East Community Development District; Series 2005, RB(c)	5.80%	05/01/2036	$235	$2
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,340	1,135,635
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	840	713,082
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	735	323,568
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,000,002
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,304,240
Tampa (City of), FL; Series 2020 A, RB(h)	0.00%	09/01/2049	5,620	1,509,638
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(g)	5.50%	10/01/2053	4,965	5,216,874
				83,105,924
Georgia–3.08%
Brookhaven (City of), GA Development Authority (Children’s Healthcare of Atlanta, Inc.); Series 2019 A, RB	4.00%	07/01/2044	3,345	2,972,908
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	1,095	1,106,030
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	1,000	976,339
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2046	660	585,087
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	3,950	3,868,682
Main Street Natural Gas, Inc.;
Series 2021 C, RB(b)	4.00%	12/01/2028	1,240	1,241,657
Series 2022 C, RB(b)(e)	4.00%	11/01/2027	1,260	1,252,560
Series 2024 B, RB(b)	5.00%	03/01/2032	1,650	1,738,434
Series 2024 E, RB(b)	5.00%	12/01/2032	3,000	3,126,847
				16,868,544
Hawaii–0.60%
Hawaii (State of); Series 2025 B, RB	5.00%	07/01/2049	1,265	1,291,554
State of Hawaii Airports System Revenue; Series 2025, RB(g)(i)	5.50%	07/01/2054	1,930	2,000,623
				3,292,177
Idaho–0.63%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2050	945	963,430
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	355	320,991
Series 2017 A, Ref. RB	5.25%	11/15/2037	500	422,683
Idaho (State of) Housing & Finance Association; Series 2024, RB	5.00%	08/15/2048	1,680	1,734,797
				3,441,901
Illinois–4.52%
Chicago (City of), IL; Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,025	2,061,296
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(m)	7.46%	02/15/2026	319	223,387
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	1,465	1,454,568
Series 2024 A, RB(i)	5.50%	01/01/2059	2,160	2,226,393
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	1,656,004
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	742,470
Chicago (City of), IL Park District; Series 2020 D, GO Bonds (INS - BAM)(f)	4.00%	01/01/2038	1,330	1,246,273
Chicago (City of), IL Transit Authority; Series 2024 A, Ref. RB	5.00%	12/01/2049	2,400	2,394,876
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	460	428,614
Illinois (State of);
Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,128,754
Series 2017 C, GO Bonds	5.00%	11/01/2029	265	273,450
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,115	1,142,260
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,270,783
Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,449,930
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(i)	8.00%	06/01/2032	360	360,373
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $62,305)(d)	5.00%	11/01/2040	$60	$40,200
Series 2019 A, Ref. RB (Acquired 04/14/2020-10/05/2022; Cost $1,024,957)(d)	5.00%	11/01/2049	1,220	817,400
Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	4,075	4,025,685
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	875	628,268
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(f)	5.25%	06/15/2031	1,205	1,206,962
				24,777,946
Indiana–1.20%
Fishers Town Hall Building Corp.; Series 2023 A, RB (INS - BAM)(f)	5.63%	07/15/2053	2,435	2,632,343
Indiana (State of) Finance Authority (Indiana University Health Obligated Group); Series 2019 A, RB	4.00%	12/01/2049	2,410	2,054,379
Indiana (State of) Finance Authority (US Steel Corp.); Series 2012, RB(i)	5.75%	08/01/2042	240	239,996
Northern Indiana Commuter Transportation District; Series 2024, RB	5.00%	01/01/2054	1,010	1,020,822
Whiting (City of), IN (BP Products North America, Inc.); Series 2015, RB(b)(i)	4.40%	06/10/2031	620	627,920
				6,575,460
Iowa–1.50%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	615	407,560
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	1,245	1,190,500
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(o)	5.00%	12/01/2032	2,740	3,082,038
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	4.00%	06/01/2034	1,300	1,286,090
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	300	254,987
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	155	155,000
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	1,805	1,824,986
				8,201,161
Kentucky–2.25%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(e)(i)	4.70%	01/01/2052	670	596,980
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGI)(f)	5.00%	12/01/2047	530	520,947
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,110	1,110,408
Series 2015 A, RB	5.00%	07/01/2040	985	985,057
Series 2015 A, RB	5.00%	01/01/2045	1,335	1,334,625
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.25%	06/01/2041	1,265	1,266,619
Kentucky (Commonwealth of) Public Energy Authority; Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	1,650	1,746,611
Louisville (City of) & Jefferson (County of), KY Metropolitan Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2051	610	621,955
Louisville (City of) & Jefferson (County of), KY Sewer District; Series 2023 C, Ref. RB	5.00%	05/15/2053	4,060	4,132,613
				12,315,815
Louisiana–1.95%
Louisiana (State of); Series 2023 A-1, Ref. VRD RB (LOC - Toronto-dominion Bank)(l)(p)	1.45%	05/01/2043	5,000	5,000,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(e)	3.90%	11/01/2044	760	643,992
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(i)	5.75%	09/01/2064	2,660	2,745,698
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2050	1,715	1,793,883
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGI)(f)	5.00%	10/01/2048	495	497,892
				10,681,465
Maryland–2.96%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	384	385,168
Howard (County of), MD Housing Commission (Social Bonds); Series 2024, RB	4.13%	12/01/2043	1,000	900,608
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2045	995	970,197
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	324,259
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(i)	5.25%	06/30/2052	$1,540	$1,503,263
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	906,310
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(l)	1.55%	06/01/2027	11,230	11,230,000
				16,219,805
Massachusetts–2.98%
Massachusetts (Commonwealth of); Series 2024, RB(g)	5.00%	06/01/2053	4,585	4,663,464
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bopnds); Series 2023, Ref. RB	5.25%	07/01/2048	1,455	1,441,273
Massachusetts (Commonwealth of) Development Finance Agency (Boston University); Series 2008 U-6C, VRD RB (LOC - TD Bank, N.A.)(l)(p)	1.00%	10/01/2042	5,000	5,000,000
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(g)	5.50%	07/01/2032	2,500	2,913,203
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(b)(o)	5.00%	07/15/2030	245	266,875
Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(i)	5.00%	07/01/2040	1,000	1,014,831
Series 2021 E, RB(i)	5.00%	07/01/2046	1,060	1,055,855
				16,355,501
Michigan–3.58%
Academy of Warren; Series 2020 A, RB(e)	5.50%	05/01/2050	250	221,357
Lansing (City of), MI; Series 2024(g)	5.25%	07/01/2054	3,575	3,712,905
Michigan (State of);
Series 2023, RB	5.00%	11/15/2046	2,800	2,901,178
Series 2024, RB(g)	5.50%	11/15/2049	3,120	3,302,066
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	295	292,367
Series 2020, Ref. RB	5.00%	06/01/2045	490	446,397
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2046	3,770	3,741,421
Michigan (State of) Housing Development Authority; Series 2023 A, RB	5.10%	10/01/2053	1,950	1,962,383
Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(b)(i)	4.00%	10/01/2026	2,520	2,504,630
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(i)	5.00%	06/30/2030	545	564,105
				19,648,809
Minnesota–0.37%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	305	258,717
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	414,530
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	595	584,337
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2023, Ref. RB	5.50%	12/01/2057	500	493,039
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	425	287,226
				2,037,849
Mississippi–0.28%
Mississippi (State of) Development Bank (Greenwood Leflore); Series 2025, RB (INS - BAM)(f)	5.25%	03/01/2055	855	864,286
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,120	674,370
				1,538,656
Missouri–2.05%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	752,814
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,520,685
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(i)	5.00%	03/01/2046	4,740	4,667,462
Series 2019 B, RB (INS - AGI)(f)(i)	5.00%	03/01/2049	1,005	993,190
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	423,659
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	$330	$312,304
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,845	1,851,273
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(e)	6.00%	10/01/2049	770	733,687
				11,255,074
Nebraska–1.44%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,740	3,834,531
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	825	851,156
Nebraska Investment Finance Authority (Social Bonds); Series 2023 G, RB (CEP - GNMA)	5.35%	09/01/2048	1,030	1,054,297
Omaha (City of), NE Public Power District; Series 2022, RB(g)(k)	5.25%	02/01/2052	2,075	2,136,588
				7,876,572
Nevada–1.14%
Clark (County of), NV Water Reclamation District; Series 2024, GO Bonds(g)	5.00%	07/01/2053	5,185	5,280,914
Nevada (State of) Department of Business & Industry (Brightline West Passenger Rail) (Green Bonds); Series 2025, RB(b)(e)(i)	9.50%	01/01/2033	1,030	982,882
				6,263,796
New Hampshire–0.52%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	294	289,126
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-1A, RB	4.38%	09/20/2036	1,606	1,558,304
New Hampshire (State of) Housing Finance Authority (Social Bonds); Series 2023 D, RB (CEP - GNMA)	5.13%	07/01/2053	1,000	1,000,169
				2,847,599
New Jersey–8.11%
East Orange (City of), NJ Board of Education; Series 1998, COP (INS - AGI)(f)(h)	0.00%	02/01/2028	2,850	2,588,657
Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS - NATL)(f)	5.50%	10/01/2028	1,000	1,086,205
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGI)(f)(h)	0.00%	11/01/2025	2,000	1,971,333
Series 2005 A, RB (INS - AGI)(f)	5.75%	11/01/2028	820	860,629
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB (INS - BHAC)(f)(g)	5.25%	07/01/2026	7,000	7,163,623
Series 2005 N-1, Ref. RB (INS - AMBAC)(f)	5.50%	09/01/2026	1,500	1,545,539
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(i)	5.25%	09/15/2029	390	390,108
Series 2012, RB(i)	5.75%	09/15/2027	400	400,286
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill); Series 2002, Ref. RB	5.75%	04/01/2031	1,000	982,873
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(i)	5.13%	01/01/2034	1,250	1,250,441
Series 2013, RB(i)	5.38%	01/01/2043	1,250	1,250,329
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	3,835	3,358,944
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 A, RB(h)	0.00%	12/15/2039	6,000	3,063,318
Series 2010 A, RB(h)	0.00%	12/15/2030	1,600	1,313,064
Series 2010 A, RB(h)	0.00%	12/15/2031	3,000	2,365,799
Series 2022, RB(b)(o)	5.25%	12/15/2032	735	844,207
Series 2022, RB	5.25%	06/15/2046	695	712,839
Series 2024 CC, RB	5.25%	06/15/2055	1,265	1,295,148
New Jersey (State of) Turnpike Authority;
Series 2005 A, Ref. RB (INS - AGI)(f)	5.25%	01/01/2027	705	732,267
Series 2025 A, RB	5.25%	01/01/2050	1,275	1,330,647
Rahway Valley Sewerage Authority (The); Series 2005 A, RB (INS - NATL)(f)(h)	0.00%	09/01/2032	5,000	3,828,933
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	$2,935	$2,898,180
Series 2018 A, Ref. RB	5.25%	06/01/2046	1,670	1,676,878
Series 2018 B, Ref. RB	5.00%	06/01/2046	1,625	1,560,047
				44,470,294
New York–22.50%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(e)(i)(p)	5.25%	12/31/2033	400	397,333
City of New York NY; Series 2025, RB(g)	5.25%	04/01/2047	1,505	1,562,961
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,368,261
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,980	1,957,727
Series 2020 A-1, RB (INS - AGI)(f)	4.00%	11/15/2041	1,165	1,062,826
Series 2020 C-1, RB	5.25%	11/15/2055	1,335	1,355,093
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, RB (INS - NATL)(f)	5.38%	03/01/2028	1,020	1,059,103
Series 2020 221, RB(i)	4.00%	07/15/2060	2,345	1,884,081
Two Hundred Fifth Series 2017, Ref. RB	5.25%	11/15/2057	1,645	1,662,523
New York (City of), NY;
Subseries 2014 I-2, VRD GO Bonds(l)	1.40%	03/01/2040	2,000	2,000,000
Subseries 2022 D-1, GO Bonds(g)	5.25%	05/01/2038	1,355	1,461,425
Subseries 2022 D-1, GO Bonds(g)	5.25%	05/01/2042	2,305	2,334,452
New York (City of), NY Municipal Water Finance Authority; Series 2020 BB-1, RB	4.00%	06/15/2050	1,675	1,440,529
New York (City of), NY Transitional Finance Authority;
Series 2018, VRD RB(l)	1.40%	08/01/2042	2,000	2,000,000
Series 2019 B-1, RB	4.00%	11/01/2045	860	769,447
Series 2023 F-1, RB	4.00%	02/01/2051	2,540	2,233,684
Series 2024 B, RB	4.38%	05/01/2053	2,145	1,974,775
New York (State of) Dormitory Authority;
Series 2017 B, Ref. RB(b)(o)	4.00%	08/15/2027	5	5,112
Series 2017 B, Ref. RB(b)(o)	4.00%	08/15/2027	5	5,112
Series 2017 B, Ref. RB	4.00%	02/15/2047	1,935	1,679,687
Series 2018 A, Ref. RB	5.25%	03/15/2039	1,240	1,279,289
Series 2018 E, RB(g)	5.00%	03/15/2046	5,715	5,754,136
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	3,640	3,133,134
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	4,255	4,314,673
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2045	3,675	3,314,561
Series 2020, RB(g)	4.00%	11/15/2055	4,185	3,541,286
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(f)	5.00%	11/15/2053	1,705	1,724,738
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,400	4,655,087
Series 2019 B, RB (INS - AGI)(f)	4.00%	01/01/2050	2,625	2,279,436
New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	2,485	2,208,442
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	285	244,068
Series 2010 A, RB(e)	6.25%	06/01/2041	1,179	1,130,746
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	3,069,948
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	5,735	5,578,213
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	1,675	1,493,598
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(i)	5.00%	08/01/2026	685	684,994
Series 2016, Ref. RB(i)	5.00%	08/01/2031	1,440	1,434,621
Series 2020, Ref. RB(i)	5.25%	08/01/2031	465	475,078
Series 2020, Ref. RB(i)	5.38%	08/01/2036	940	956,656
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(i)	5.00%	01/01/2033	$2,100	$2,117,019
Series 2018, RB(i)	5.00%	01/01/2034	2,320	2,334,114
Series 2018, RB(i)	5.00%	01/01/2036	1,860	1,859,912
Series 2020, RB(i)	5.00%	10/01/2040	2,005	1,983,711
Series 2020, RB(i)	4.38%	10/01/2045	1,175	1,041,994
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(i)	5.38%	06/30/2060	2,115	2,105,495
Series 2024, RB (INS - AGI)(f)(i)	5.25%	06/30/2060	1,800	1,806,572
Series 2024, RB(i)	5.50%	06/30/2060	3,290	3,295,490
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(i)	5.00%	07/01/2046	3,235	3,148,567
Series 2016 A, RB(i)	5.25%	01/01/2050	1,775	1,729,521
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(i)	5.00%	12/01/2038	1,870	1,900,053
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds); Series 2024, Ref. RB(i)	5.50%	12/31/2060	70	70,341
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,735	1,757,994
Tender Option Bond Trust Receipts/Certificates;
Series 2025, GO Bonds(g)	5.25%	02/01/2053	5,000	5,191,043
Series 2025, RB(g)	5.00%	06/15/2050	4,935	4,996,496
Triborough Bridge & Tunnel Authority; Series 2021 A-1, Ref. RB	5.00%	05/15/2051	1,740	1,757,400
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	750	752,203
Series 2021 A, RB	5.00%	11/15/2056	1,135	1,138,248
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2025, RB	5.50%	12/01/2059	515	543,636
Triborough Bridge & Tunnel Authority Sales Tax Revenue; Series 2025, RB(g)	5.25%	05/15/2062	5,390	5,488,472
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,125	1,874,912
				123,380,028
North Carolina–0.19%
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2024, RB (INS - AGI)(f)(h)	0.00%	01/01/2051	3,910	1,037,100
North Dakota–0.35%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2048	1,175	1,082,871
Series 2017 C, RB	5.00%	06/01/2053	910	824,899
				1,907,770
Ohio–6.65%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,645	2,650,048
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,115	3,442,435
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	8,740	7,573,984
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	1,265	1,275,560
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(i)	5.38%	09/15/2027	805	805,346
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(e)	5.00%	06/01/2028	485	487,225
Columbus Regional Airport Authority (John Glenn Columbus International Airport);
Series 2025, Ref. RB(i)	5.50%	01/01/2050	2,845	2,939,011
Series 2025, Ref. RB	5.25%	01/01/2055	820	845,281
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.25%	02/15/2047	1,140	1,113,020
Series 2017, Ref. RB	5.50%	02/15/2057	845	819,853
Fayette (County of), OH (Adena Health System Obligated Group); Series 2025, RB (INS - AGI)(f)	5.25%	12/01/2049	990	1,005,715
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,360	1,398,687
Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,645	1,678,833
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	3,440	3,291,929
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,110,326)(c)(d)(e)	6.00%	04/01/2038	$1,133	$14,159
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	920	868,636
Ohio (State of) (University Hospitals Health System, Inc.); Series 2020 A, Ref. RB	4.00%	01/15/2050	2,515	2,066,939
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(i)	5.85%	09/20/2028	210	210,153
Ohio (State of) Housing Finance Agency (Social Bonds); Series 2024, RB (CEP - GNMA)	7.00%	03/01/2049	1,000	1,156,746
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL)(f)(h)	0.00%	02/15/2030	1,000	836,694
Ohio State University (The);
Series 2010 D, RB(o)	5.00%	12/01/2030	45	49,362
Series 2010 D, RB	5.00%	12/01/2030	955	1,054,694
Series 2024, RB	5.25%	12/01/2054	855	886,570
				36,470,880
Oklahoma–1.88%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2052	3,780	3,727,870
Oklahoma (State of) Turnpike Authority; Series 2023, RB	5.50%	01/01/2053	1,155	1,207,030
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	855	909,811
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	895	787,912
Oklahoma Turnpike Authority; Series 2025, RB(g)	5.25%	01/01/2050	2,600	2,729,681
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(i)	5.50%	06/01/2035	330	330,076
Series 2001 C, Ref. RB(i)	5.50%	12/01/2035	620	620,119
				10,312,499
Ontario–0.15%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(e)	6.00%	10/05/2040	815	812,380
Oregon–0.97%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	500	458,237
Oregon (State of); Series 2019, GO Bonds(g)(k)	5.00%	08/01/2044	3,350	3,418,140
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(i)	5.50%	07/01/2053	1,425	1,469,877
				5,346,254
Pennsylvania–5.47%
Allegheny (County of), PA Airport Authority (Pittsburgh Airport);
Series 2023 A, RB (INS - AGI)(f)(i)	5.50%	01/01/2048	1,340	1,389,386
Series 2023 A, RB (INS - AGI)(f)(i)	5.50%	01/01/2053	2,530	2,613,664
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	2,905	2,518,042
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(f)(h)	0.00%	10/01/2036	650	375,945
Lancaster (County of), PA Hospital Authority (Penn State Health);
Series 2021, RB	5.00%	11/01/2046	515	513,564
Series 2021, RB	5.00%	11/01/2051	685	666,099
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(i)	5.50%	06/30/2039	1,985	2,070,921
Series 2022, RB(i)	5.25%	06/30/2053	2,015	1,968,521
Series 2022, RB (INS - AGI)(f)(i)	5.00%	12/31/2057	1,010	973,280
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	660	607,462
Series 2023 A-2, RB	4.00%	05/15/2048	545	458,517
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	990	1,000,441
Series 2014 A-2, RB	5.13%	12/01/2039	2,000	2,074,162
Series 2019 A, RB	5.00%	12/01/2049	220	221,738
Series 2020 B, RB	5.00%	12/01/2050	595	597,610
Series 2021 A, RB	4.00%	12/01/2050	915	797,306
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Philadelphia (City of), PA;
Series 2017 B, Ref. RB(i)	5.00%	07/01/2042	$3,020	$2,988,250
Series 2017 B, Ref. RB(i)	5.00%	07/01/2047	525	516,949
Series 2021, Ref. RB (INS - AGI)(f)(i)	4.00%	07/01/2041	1,230	1,133,349
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,670	1,709,343
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(e)	5.00%	06/15/2050	400	363,317
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(g)(k)	5.50%	07/01/2053	4,215	4,448,864
				30,006,730
Puerto Rico–5.33%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,095	2,115,209
Series 2002, RB	5.63%	05/15/2043	1,490	1,507,148
Series 2005 A, RB(h)	0.00%	05/15/2050	5,915	1,078,031
Series 2005 B, RB(h)	0.00%	05/15/2055	2,540	296,974
Series 2008 A, RB(h)	0.00%	05/15/2057	18,995	1,140,255
Series 2008 B, RB(h)	0.00%	05/15/2057	37,695	2,128,633
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,170	1,201,033
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,260	1,190,264
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	980	905,809
Subseries 2022, RN(h)	0.00%	11/01/2043	700	420,961
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - AGI)(f)	5.25%	07/01/2031	1,995	1,981,400
Series 2007 VV, Ref. RB (INS - NATL)(f)	5.25%	07/01/2032	1,225	1,209,901
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	450	414,178
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,495	1,269,804
Series 2018 A-1, RB(h)	0.00%	07/01/2033	2,458	1,742,179
Series 2018 A-1, RB(h)	0.00%	07/01/2046	8,305	2,666,190
Series 2018 A-1, RB(h)	0.00%	07/01/2051	10,905	2,574,403
Series 2018 A-1, RB	4.75%	07/01/2053	1,805	1,653,010
Series 2018 A-1, RB	5.00%	07/01/2058	1,955	1,836,831
Series 2019 A-2, RB	4.33%	07/01/2040	1,230	1,148,592
Series 2019 A-2, RB	4.78%	07/01/2058	825	739,619
				29,220,424
Rhode Island–0.40%
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	2,185	2,169,581
South Carolina–1.10%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	1,940	2,043,301
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2050	495	513,145
Series 2024, RB	5.50%	11/01/2054	1,925	1,986,097
South Carolina (State of) Public Service Authority; Series 2025 A, RB (INS - AGI)(f)	5.00%	12/01/2055	1,500	1,485,302
				6,027,845
South Dakota–0.95%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	5.00%	07/01/2046	2,040	2,015,982
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,185	2,129,575
South Dakota (State of) Housing Development Authority; Series 2023 G, RB (CEP - GNMA)	4.90%	11/01/2043	1,055	1,042,165
				5,187,722
Tennessee–3.88%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (Catholic Health Services); Series 2024, Ref. RB	5.25%	12/01/2049	600	604,120
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2049	$1,260	$1,217,446
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,800	1,828,433
Kingsport (City of), TN; Series 2023, GO Bonds	4.13%	03/01/2053	2,035	1,831,101
Knox (County of) & Knoxville (City of), TN City Sports Authority; Series 2024, RB(g)	6.00%	12/01/2054	6,825	7,424,668
Knoxville (City of), TN; Series 2022 OO, RB	4.00%	07/01/2052	3,225	2,845,668
Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(i)	5.00%	07/01/2043	1,305	1,286,084
Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(i)	5.00%	07/01/2054	940	918,525
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	715	733,256
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(b)	5.00%	11/01/2031	2,510	2,603,401
				21,292,702
Texas–15.52%
Aubrey Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	1,430	1,251,920
Austin (City of), TX; Series 2022, RB(i)	5.25%	11/15/2047	1,180	1,193,277
Central Texas Regional Mobility Authority; Series 2020 A, Ref. RB	5.00%	01/01/2049	980	984,926
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB(g)	5.25%	02/01/2046	1,300	1,355,991
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2050	1,360	1,187,893
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,675	1,679,271
Crowley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/01/2053	1,650	1,498,485
Denton (County of), TX; Series 2023, Ref. GO Bonds	4.00%	07/15/2048	4,250	3,843,907
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	3,065	2,669,949
Grand Parkway Transportation Corp.; Series 2020, Ref. RB (INS - AGI)(f)	4.00%	10/01/2049	1,790	1,563,870
Greater Texoma Utility Authority (City of Sherman);
Series 2023 A, RB (INS - BAM)(f)	4.38%	10/01/2053	1,340	1,159,647
Series 2023, RB (INS - AGI)(f)	4.25%	10/01/2053	1,430	1,209,704
Houston (City of), TX; Series 2023 A, Ref. RB (INS - AGI)(f)(i)	5.25%	07/01/2048	1,725	1,752,031
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(i)	5.50%	07/15/2038	430	442,388
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(i)	4.00%	07/01/2041	585	507,378
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(i)	5.00%	07/15/2028	495	497,207
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	1,360	1,234,924
Lamar Consolidated Independent School District;
Series 2023, GO Bonds	4.00%	02/15/2053	1,860	1,567,524
Series 2025, GO Bonds (INS - AGI)(f)(g)(k)	5.50%	02/15/2058	3,480	3,634,275
Lockhart Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.13%	08/01/2053	1,250	1,110,401
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	1,170	1,219,661
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(e)(i)	4.63%	10/01/2031	3,085	3,081,629
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $53,293)(d)	7.50%	11/15/2037	60	47,010
Series 2021, RB (Acquired 07/27/2007-05/15/2025; Cost $1,598,097)(d)	2.00%	11/15/2061	1,660	580,778
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	650	643,706
Series 2016, Ref. RB	5.00%	07/01/2046	800	702,098
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(f)	5.00%	04/01/2046	520	511,860
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2017 A, Ref. RB	5.00%	08/15/2047	1,440	1,438,075
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(e)	4.00%	08/15/2051	1,010	774,552
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	495	471,559
Series 2017, Ref. RB	5.00%	01/01/2047	620	567,813
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2031	560	549,138
Series 2018, Ref. RB	5.00%	10/01/2032	1,015	988,971
Series 2020, RB	5.25%	10/01/2055	2,255	1,932,622
North East Texas Regional Mobility Authority; Series 2016 A, RB	5.00%	01/01/2041	3,065	3,047,951
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
San Antonio (City of), TX;
Series 2023 A, Ref. RB	5.50%	02/01/2050	$1,220	$1,288,857
Series 2024 A, RB	5.25%	02/01/2049	925	963,500
Series 2024 C, RB	5.50%	02/01/2049	850	904,972
San Antonio (City of), TX Water System; Series 2024 A, VRD GO Bonds(l)	1.45%	05/01/2054	8,000	8,000,000
Tarrant (County of), TX Hospital District;
Series 2023, GO Bonds	4.25%	08/15/2048	805	732,470
Series 2023, GO Bonds	4.25%	08/15/2053	2,280	2,008,766
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,525	2,446,468
Series 2016, Ref. RB	5.00%	05/15/2045	1,660	1,482,079
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017 A, RB (Acquired 12/15/2016; Cost $1,958,240)(c)(d)	6.38%	02/15/2048	1,940	1,261,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	75,520
Series 2020, Ref. RB	6.75%	11/15/2051	85	71,111
Series 2020, Ref. RB	6.88%	11/15/2055	85	71,357
Texas (State of); Series 2025 B, VRD GO Bonds(l)	2.05%	12/01/2055	5,000	5,000,000
Texas (State of) Transportation Commission; Series 2019, RB(h)	0.00%	08/01/2043	3,000	1,184,208
Texas (State of) Water Development Board;
Series 2022, RB(g)	5.00%	10/15/2047	3,345	3,411,785
Series 2023 A, RB	4.88%	10/15/2048	2,430	2,443,785
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,850	1,895,350
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	10	9,627
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	2,475	2,159,794
Waller Consolidated Independent School District; Series 2023, GO Bonds (INS - BAM)(f)	4.00%	02/15/2053	3,360	2,810,186
				85,123,226
Utah–1.96%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(e)	4.00%	03/01/2051	500	388,341
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	389,379
Salt Lake City (City of), UT;
Series 2021 A, RB(i)	5.00%	07/01/2046	835	823,196
Series 2023 A, RB(i)	5.50%	07/01/2053	2,870	2,950,789
Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	3,300	2,837,346
Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.38%	10/15/2047	835	747,914
Utah Housing Corp.; Series 2024 A, RB (CEP - GNMA)	4.90%	01/01/2049	1,520	1,508,335
Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	1,115	1,116,900
				10,762,200
Virginia–2.36%
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	2,895	2,479,262
Isle Wight (County of), VA Economic Development Authority (Riverside Health System); Series 2023, RB (INS - AGI)(f)	5.25%	07/01/2048	1,305	1,342,735
Peninsula Town Center Community Development Authority; Series 2018, Ref. RB(e)	5.00%	09/01/2045	340	315,890
Virginia (Commonwealth of) Housing Development Authority; Series 2023 F, RB (CEP - Federal Housing Administration)	5.25%	11/01/2053	1,140	1,160,581
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(i)	5.00%	07/01/2038	2,250	2,277,405
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(i)	5.00%	12/31/2047	1,395	1,399,622
Series 2022, Ref. RB(i)	5.00%	12/31/2057	795	772,146
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(i)	5.00%	12/31/2049	910	861,310
Series 2017, RB(i)	5.00%	12/31/2056	2,500	2,312,380
				12,921,331
Washington–3.26%
Grant (County of), WA; Series 2025, GO Bonds (INS - BAM)(f)	5.50%	12/01/2060	930	979,665
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Kalispel Tribe of Indians; Series 2018 A, RB(e)	5.25%	01/01/2038	$1,320	$1,337,538
Seattle (City of), WA; Series 2022, Ref. RB	5.00%	07/01/2052	2,435	2,460,980
Seattle (Port of), WA; Series 2024, Ref. RB(i)	5.25%	07/01/2049	1,695	1,708,903
Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,785	2,516,182
Washington (State of) (Bid Group 2); Series 2024 A, GO Bonds	5.00%	08/01/2046	850	875,429
Washington (State of) (Bid Group 3); Series 2023 B, GO Bonds	5.00%	02/01/2047	375	384,954
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	3,480	3,371,845
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2020, Ref. RB	5.00%	09/01/2055	1,655	1,611,229
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(e)	5.00%	07/01/2046	435	386,511
Series 2016 A, Ref. RB(e)	5.00%	07/01/2051	360	310,833
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	1,169	1,085,604
Washington State Housing Finance Commission; Series 2025, RB (INS - BAM)(e)(f)	5.25%	07/01/2064	860	834,502
				17,864,175
West Virginia–0.46%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(e)	7.50%	06/01/2043	815	857,210
West Virginia (State of) Hospital Finance Authority (West Virginia University Health System Obligated Group); Series 2023, RB	4.25%	06/01/2047	1,790	1,648,819
				2,506,029
Wisconsin–4.70%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(f)(h)	0.00%	12/15/2050	6,520	1,788,578
Series 2020, RB (INS - AGI)(f)(h)	0.00%	12/15/2060	19,640	3,132,199
Series 2022, RB(e)	5.25%	12/15/2061	1,705	1,596,676
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	4.00%	08/15/2051	2,800	2,326,012
Series 2025, RB	5.25%	08/15/2055	2,500	2,530,653
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	2,510	2,272,362
Wisconsin (State of) Health & Educational Facilities Authority (Medical College of Wisconsin); Series 2022, Ref. RB	4.00%	12/01/2051	1,540	1,326,481
Wisconsin (State of) Housing & Economic Development Authority; Series 2023 D, RB	4.95%	11/01/2054	610	610,587
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(e)	6.75%	08/01/2031	915	821,213
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(e)	6.13%	02/01/2050	415	402,809
Series 2022 A, RB(e)	6.13%	02/01/2050	450	436,781
Wisconsin (State of) Public Finance Authority (Mallard Creek STEM Academy); Series 2019 A, RB(e)	5.13%	06/15/2039	625	610,768
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(e)	6.38%	01/01/2048	650	292,500
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,675	1,702,520
Series 2018 A, RB	5.35%	12/01/2045	1,675	1,684,129
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(e)	5.63%	12/15/2030	977	964,944
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	875,394
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	2,420	2,369,377
				25,743,983
Wyoming–0.18%
University of Wyoming; Series 2021 C, RB (INS - AGI)(f)	4.00%	06/01/2044	1,065	969,822
Total Municipal Obligations (Cost $915,759,550)				886,677,026
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Shares	Value
Exchange-Traded Funds–0.14%
Invesco Rochester High Yield Municipal ETF (Cost $792,662)(q)	15,560	$779,481
TOTAL INVESTMENTS IN SECURITIES(r)–161.86% (Cost $916,552,212)		887,456,507
FLOATING RATE NOTE OBLIGATIONS–(18.64)%
Notes with interest and fee rates ranging from 2.32% to 2.87% at 05/31/2025 and contractual maturities of collateral ranging from 07/01/2026 to 05/15/2062(s)		(102,225,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(44.27)%		(242,753,384)
OTHER ASSETS LESS LIABILITIES–1.05%		5,810,002
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%		$548,288,125
Investment Abbreviations:
AGI	– Assured Guaranty Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $2,995,423, which represented less than 1% of the Trust’s Net Assets.

(d)	Restricted security. The aggregate value of these securities at May 31, 2025 was $4,480,809, which represented less than 1% of the Trust’s Net Assets.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $43,406,803, which represented 7.92% of the Trust’s Net Assets.

(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Underlying security related to TOB Trusts entered into by the Trust.
(h)	Zero coupon bond issued at a discount.
(i)	Security subject to the alternative minimum tax.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)
Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $22,426,335. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)
Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Trust owns 5% or more of the outstanding voting securities. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2025	Dividend Income
Invesco Rochester High Yield Municipal ETF	$802,865	$-	$-	$(23,384)	$-	$779,481	$8,880

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

(r)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	6.25%

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2025. At May 31, 2025, the
Trust’s investments with a value of $140,120,754 are held by TOB Trusts and serve as collateral for the $102,225,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$886,130,071	$546,955	$886,677,026
Exchange-Traded Funds	779,481	—	—	779,481
Total Investments in Securities	779,481	886,130,071	546,955	887,456,507
Other Investments - Assets
Investments Matured	—	319,339	—	319,339
Total Investments	$779,481	$886,449,410	$546,955	$887,775,846
Invesco Municipal Trust